Financial instruments and financial risk management - Currency risk (Details) S/ in Thousands, $ in Thousands, $ in Thousands, $ in Thousands	Dec. 31, 2021 USD ($)	Dec. 31, 2021 CAD ($)	Dec. 31, 2021 MXN ($)	Dec. 31, 2021 PEN (S/)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CAD ($)	Dec. 31, 2020 MXN ($)	Dec. 31, 2020 PEN (S/)	Dec. 31, 2019 USD ($)
Financial instruments and financial risk management [line items]
Cash and cash equivalents	$ 34,929				$ 71,473				$ 42,980
USD
Financial instruments and financial risk management [line items]
Cash and cash equivalents	1,034				3,510
Income tax and other receivables	21,212				14,133
Assets subject to currency risk	22,246				17,643
Accounts payable and other liabilities	(61,973)				(44,332)
Total	$ (39,727)				$ (26,689)
Currency risk | CAD
Financial instruments and financial risk management [line items]
Cash and cash equivalents		$ 301				$ 179
Income tax and other receivables		69				39
Assets subject to currency risk		370				218
Accounts payable and other liabilities		(705)				(885)
Total		$ (335)				$ (667)
Currency risk | MXN
Financial instruments and financial risk management [line items]
Cash and cash equivalents			$ 55				$ 1,706
Income tax and other receivables			19,478				13,371
Assets subject to currency risk			19,533				15,077
Accounts payable and other liabilities			(38,271)				(27,009)
Total			$ (18,738)				$ (11,932)
Currency risk | PEN
Financial instruments and financial risk management [line items]
Cash and cash equivalents | S/				S/ 678				S/ 1,625
Income tax and other receivables | S/				1,665				723
Assets subject to currency risk | S/				2,343				2,348
Accounts payable and other liabilities | S/				(22,997)				(16,438)
Total | S/				S/ (20,654)				S/ (14,090)